Related Party Transactions (Details) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended
	Oct. 24, 2015	Feb. 20, 2015	Dec. 31, 2014	Jun. 17, 2014	Apr. 24, 2014	Jan. 31, 2013	Jan. 11, 2013	Sep. 30, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013
Related Party Transactions (Textual)
Promissory note payable interest rate	9.00%	15.00%
Promissory note payable, maturity date	Oct. 25, 2015	Feb. 20, 2015	Feb. 13, 2017
Alexander Harrington [Member]
Related Party Transactions (Textual)
Stock option issued to purchase common stock				25,000
Stock option price per share				$ 0.31
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Promissory note, amount					$ 300,000
Promissory note payable interest rate					9.00%
Promissory note payable, maturity date					Oct. 24, 2015
Lerner [Member]
Related Party Transactions (Textual)
Consulting agreement term						3 years
Initial compensation fee						25,000
Per month consulting fee						5,000
Compensation agreement term						2 years
Lerner [Member] | Issuance One [Member]
Related Party Transactions (Textual)
Issuance of restricted shares of common stock							325,000
Lerner [Member] | Issuance Two [Member]
Related Party Transactions (Textual)
Issuance of restricted shares of common stock							600,000
Lerner [Member] | Issuance Three [Member]
Related Party Transactions (Textual)
Issuance of restricted shares of common stock							150,000
Dcl Ventures Inc [Member]
Related Party Transactions (Textual)
Share purchase under initial investment								25,000	25,000	25,000	25,000	25,000	25,000	50,000
Investment in DCL Ventures, Inc								$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 50,000